Forward Funds, Inc.

                         The Garzarelli U.S. Equity Fund
                    The Hansberger International Growth Fund
                     The Uniplan Real Estate Investment Fund
                        The Hoover Small Cap Equity Fund


                        Supplement dated August 28, 2000

         (to the Statement of Additional Information dated May 1, 2000)

         The following biographies are added to page 3 of the Statement of Additional Information under the caption Management of the Funds: Board of Directors

         An asterisk (*) has been placed next to the name of each Director who is an "interested person" as that term is defined in the Investment Company Act of 1940, as amended.

Dewitt F. Bowman*....................   Principal,       Pension      Investment
Age: 69                                 Consulting,  February  1994  -  present;
Director                                Chief  Investment  Officer,   California
                                        Public  Employees   Retirement   System,
                                        February 1989 - January 1994; He serves as a director of PREEF America REIT, Inc., the Wilshire Target Funds Inc. and director and chairman of the Dresdner
                                        RCM Global Funds, Inc.; and as a trustee of Brendes Institutional International
                                        Investment  Trust,  the  Pacific Gas and
                                        Electric Nuclear Decommissioning Trust, and the PCG Private Equity Fund.



Donald E. O'Connor...................   Vice President of Operations, Investment
Age: 63                                 Company Institute  ("ICI")  (1975-1993);
Director                                Chief  Operating  Officer,   ICI  Mutual
                                        Insurance  Company  (1987-1997);  Branch
                                        Chief of Market Surveillance, Securities
                                        and Exchange Commission (1964-1968).  He
                                        currently  serves  as a  Trustee  of the
                                        Advisors  Series Trust,  another  mutual
                                        fund. Mr.  O'Connor is also a Trustee of
                                        The  Parnassus   Income  Trust  and  the
                                        Parnassus Fund.